Fees And Expenses	12 Months Ended
Dec. 31, 2011
Fees And Expenses [Abstract]
Fees And Expenses

Note 8. Fees and Expenses

The Company pays the Managing Member a monthly management fee of 0.054167 percent of the month-end Net Asset Value of each non-managing member's capital account in the Company (0.65 percent per annum). The Managing Member may waive or reduce its management fee in respect of any non-managing member without entitling any other non-managing member to a similar waiver or reduction. There were no waived fees for the years ended December 31, 2011, 2010 and 2009.

The management fees for the years ended December 31, 2011, 2010 and 2009, were as follows, and is reflected in the statements of operations.

	Year
	2011	2010	2009
Total Index Series	$2,194,951	$1,568,683	$829,571
Agricultural Sector Series	106,704	107,078	74,543
Energy Sector Series	—	10,726	—
The Company	2,301,655	1,686,487	904,114

Non-managing members in the Company introduced by their respective selling agents may be charged a monthly service fee of 0.0833 percent (1 percent per annum) payable to the selling agent. They may also be charged an upfront sales fee of up to one percent of the subscriptions amount that is deducted from the subscription proceeds and paid to the applicable selling agent, if any. For the years ended December 31, 2011, 2010 and 2009 subscriptions are net of the following amounts in sales fees that were charged to applicable non-managing members.

	Year
	2011	2010	2009
Total Index Series	$19,037	$28,400	$17,900
Agricultural Sector Series	9,353	17,900	6,382
Energy Sector Series	—	—	—
The Company	28,390	46,300	24,282

Non-managing members introduced through qualified advisors, including the marketing representative, Uhlmann Price Securities, LLC, will not be charged a service fee. Uhlmann Price Securities, LLC, an affiliate of the Managing Member, will be paid its introducing fee by the Managing Member without reimbursement from the Company. The Company incurred the following amount of servicing fees to the selling agents during the years ended December 31, 2011, 2010 and 2009 respectively.

	Year
	2011	2010	2009
Total Index Series	$135,874	$119,620	$90,910
Agricultural Sector Series	29,966	21,679	18,598
Energy Sector Series	—	71	—
The Company	165,840	141,370	109,508

The Company pays all of its own legal, accounting, auditing, reporting, administrative and initial offering expenses.

Any expenses of the Company as a whole, and not specific to any Series of the Company, will be allocated ratably among the Series, in the ratio that the Net Asset Value of each Series bears to the aggregate Net Asset Value of all Series. The Managing Member believes this allocation method to be reasonable.

The Price Futures Group, Inc. (PFG), an affiliate of the Managing Member, acts as the introducing broker for the Company, whereby certain accounts of the Company are introduced to the Company's clearing broker. A portion of the brokerage fee paid by the Company for clearing transactions is paid to PFG, by the clearing broker.

Commencing June 1, 2010, the Company pays 0.0083 percent (0.10 percent per annum) of the month-end net asset value, Series by Series, as a support service fee to pay broker-dealers for distribution related services to the Company for hosting distribution platforms or providing custody solutions.

The Company incurred the following amount of support services fees during the years ended December 31, 2011, 2010 and 2009, respectively.

	Year
	2011	2010	2009
Total Index Series	$337,502	$160,240	$—
Agricultural Sector Series	16,407	9,302	—
Energy Sector Series	—	426	—
The Company	353,909	169,968	—